Other Non-Current Liabilities - Disclosure of Reconciliation of Changes in Equipment Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changed in Carrying Amount of Other Non-Current Liabilitie [Roll Forward]
Balance – beginning of year	$ 71,535
Proceeds from borrowings	560,000	$ 253,667
Repayments of other financing arrangements	(7,296)	(1,739)
Interest paid	(112,647)	(65,857)
Interest and accretion expense	128,493	79,142
Foreign exchange loss (gain)	(13,180)	9,059
Foreign currency translation	(2,380)	486
Balance – end of year including accrued interest	171,477	71,535
Equipment Facility
Changed in Carrying Amount of Other Non-Current Liabilitie [Roll Forward]
Balance – beginning of year	31,561	9,601
Proceeds from borrowings	57,346	23,131
Repayments of other financing arrangements	(7,296)	(1,739)
Interest paid	(4,112)	(1,033)
Assumed on Greenstone Acquisition	19,730	0
Interest and accretion expense	7,494	2,058
Foreign exchange loss (gain)	3,146	(695)
Foreign currency translation	(3,687)	238
Balance – end of year including accrued interest	104,182	31,561
Less: Accrued interest	(2,320)	(491)
Balance – end of year excluding accrued interest	$ 101,862	$ 31,070